UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

      /s/ Scott Warner Griswold     Newport Beach, CA     April 20, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $42,526 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     2212   153600 SH       SOLE                   153600        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100      139     8000 SH       SOLE                     8000        0        0
AVALONBAY CMNTYS INC           COM              053484101     2162    45941 SH       SOLE                    45941        0        0
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203      709   248600 SH       SOLE                   248600        0        0
BRE PROPERTIES INC             CL A             05564E106      614    31300 SH       SOLE                    31300        0        0
DIGITAL RLTY TR INC            COM              253868103     3315    99900 SH       SOLE                    99900        0        0
EDUCATION RLTY TR INC          COM              28140H104      184    52700 SH       SOLE                    52700        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      404    10600 SH       SOLE                    10600        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     3064   167000 SH       SOLE                   167000        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     2985    64900 SH       SOLE                    64900        0        0
HIGHWOODS PPTYS INC            COM              431284108     1943    90700 SH       SOLE                    90700        0        0
HOST HOTELS & RESORTS INC      COM              44107P104      337    85900 SH       SOLE                    85900        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     2633   139000 SH       SOLE                   139000        0        0
MACERICH CO                    COM              554382101      340    54300 SH       SOLE                    54300        0        0
MACK CALI RLTY CORP            COM              554489104     2118   106900 SH       SOLE                   106900        0        0
MARRIOTT INTL INC NEW          CL A             571903202      936    57200 SH       SOLE                    57200        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     4502   202900 SH       SOLE                   202900        0        0
POST PPTYS INC                 COM              737464107      269    26500 SH       SOLE                    26500        0        0
PUBLIC STORAGE                 COM              74460D109     3044    55100 SH       SOLE                    55100        0        0
REGENCY CTRS CORP              COM              758849103     2046    77000 SH       SOLE                    77000        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     3699   106787 SH       SOLE                   106787        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401      370    29100 SH       SOLE                    29100        0        0
TAUBMAN CTRS INC               COM              876664103      472    27700 SH       SOLE                    27700        0        0
U STORE IT TR                  COM              91274F104       42    20675 SH       SOLE                    20675        0        0
VENTAS INC                     COM              92276F100     3086   136500 SH       SOLE                   136500        0        0
WELLS FARGO S-T INV FUND G     COM              PF9980004      901   901098 SH       SOLE                   901098        0        0